Other Gains and Losses, and Litigation - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of other provisions [Line Items]
Other gains and (losses) and litigation	€ 136	€ 317	€ 327
Seprafilm
Disclosure of other provisions [Line Items]
Other gains and (losses) and litigation	€ 313